Reserve for Property-Liability Insurance Claims and Claims Expense - Claims and allocated claim adjustment expenses, net of reinsurance (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) claim	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Increase (decrease) in claims and claims expense
Liabilities for claims and claim adjustment expenses, net of recoverables	$ 20,268
Auto insurance - liability coverage
Increase (decrease) in claims and claims expense
Incurred claims and allocated claim adjustment expenses, net of recoverables	42,043
Prior year reserve reestimates	(293)
Prior Year Reserve Estimates	(329)
Cumulative paid claims and allocated claims adjustment expenses, net of recoverables	30,122
All outstanding liabilities before 2014, net of recoverables	1,259
Liabilities for claims and claim adjustment expenses, net of recoverables	13,180
Auto insurance - liability coverage | Accident Year 2014
Increase (decrease) in claims and claims expense
Incurred claims and allocated claim adjustment expenses, net of recoverables	7,661	$ 7,727	$ 7,797	$ 7,833	$ 7,727
Prior year reserve reestimates	(66)
IBNR reserves plus expected development on reported claims	$ 471
Cumulative number of reported claims | claim	2,195,241
Cumulative paid claims and allocated claims adjustment expenses, net of recoverables	$ 7,190	6,813	6,247	5,308	3,168
Auto insurance - liability coverage | Accident Year 2015
Increase (decrease) in claims and claims expense
Incurred claims and allocated claim adjustment expenses, net of recoverables	8,596	8,656	8,711	8,741
Prior year reserve reestimates	(60)
IBNR reserves plus expected development on reported claims	$ 1,044
Cumulative number of reported claims | claim	2,382,914
Cumulative paid claims and allocated claims adjustment expenses, net of recoverables	$ 7,552	6,872	5,828	3,518
Auto insurance - liability coverage | Accident Year 2016
Increase (decrease) in claims and claims expense
Incurred claims and allocated claim adjustment expenses, net of recoverables	8,711	8,811	9,007
Prior year reserve reestimates	(100)
IBNR reserves plus expected development on reported claims	$ 1,873
Cumulative number of reported claims | claim	2,396,876
Cumulative paid claims and allocated claims adjustment expenses, net of recoverables	$ 6,838	5,759	3,479
Auto insurance - liability coverage | Accident Year 2017
Increase (decrease) in claims and claims expense
Incurred claims and allocated claim adjustment expenses, net of recoverables	8,369	8,436
Prior year reserve reestimates	(67)
IBNR reserves plus expected development on reported claims	$ 3,049
Cumulative number of reported claims | claim	2,204,093
Cumulative paid claims and allocated claims adjustment expenses, net of recoverables	$ 5,320	3,143
Auto insurance - liability coverage | Accident Year 2018
Increase (decrease) in claims and claims expense
Incurred claims and allocated claim adjustment expenses, net of recoverables	8,706
IBNR reserves plus expected development on reported claims	$ 5,484
Cumulative number of reported claims | claim	2,075,655
Cumulative paid claims and allocated claims adjustment expenses, net of recoverables	$ 3,222
Auto insurance - liability coverage | Unallocated loss adjustment expenses (“ULAE”)
Increase (decrease) in claims and claims expense
Prior Year Reserve Estimates	8
Auto insurance - liability coverage | Claims incurred and paid from before 2014
Increase (decrease) in claims and claims expense
Prior Year Reserve Estimates	(43)
Auto insurance - physical damage coverage
Increase (decrease) in claims and claims expense
Incurred claims and allocated claim adjustment expenses, net of recoverables	24,168
Prior year reserve reestimates	(119)
Prior Year Reserve Estimates	(126)
Cumulative paid claims and allocated claims adjustment expenses, net of recoverables	23,906
All outstanding liabilities before 2014, net of recoverables	9
Liabilities for claims and claim adjustment expenses, net of recoverables	271
Auto insurance - physical damage coverage | Accident Year 2014
Increase (decrease) in claims and claims expense
Incurred claims and allocated claim adjustment expenses, net of recoverables	4,260	4,261	4,258	4,284	4,296
Prior year reserve reestimates	(1)
IBNR reserves plus expected development on reported claims	$ 3
Cumulative number of reported claims | claim	4,144,633
Cumulative paid claims and allocated claims adjustment expenses, net of recoverables	$ 4,257	4,258	4,261	4,269	4,137
Auto insurance - physical damage coverage | Accident Year 2015
Increase (decrease) in claims and claims expense
Incurred claims and allocated claim adjustment expenses, net of recoverables	4,654	4,663	4,675	4,646
Prior year reserve reestimates	(9)
IBNR reserves plus expected development on reported claims	$ 6
Cumulative number of reported claims | claim	4,389,912
Cumulative paid claims and allocated claims adjustment expenses, net of recoverables	$ 4,648	4,652	4,665	4,501
Auto insurance - physical damage coverage | Accident Year 2016
Increase (decrease) in claims and claims expense
Incurred claims and allocated claim adjustment expenses, net of recoverables	5,018	5,045	5,118
Prior year reserve reestimates	(27)
IBNR reserves plus expected development on reported claims	$ 6
Cumulative number of reported claims | claim	4,430,776
Cumulative paid claims and allocated claims adjustment expenses, net of recoverables	$ 5,012	5,024	4,881
Auto insurance - physical damage coverage | Accident Year 2017
Increase (decrease) in claims and claims expense
Incurred claims and allocated claim adjustment expenses, net of recoverables	5,029	5,111
Prior year reserve reestimates	(82)
IBNR reserves plus expected development on reported claims	$ 1
Cumulative number of reported claims | claim	4,232,605
Cumulative paid claims and allocated claims adjustment expenses, net of recoverables	$ 5,029	4,838
Auto insurance - physical damage coverage | Accident Year 2018
Increase (decrease) in claims and claims expense
Incurred claims and allocated claim adjustment expenses, net of recoverables	5,207
IBNR reserves plus expected development on reported claims	$ 246
Cumulative number of reported claims | claim	4,150,524
Cumulative paid claims and allocated claims adjustment expenses, net of recoverables	$ 4,960
Auto insurance - physical damage coverage | Unallocated loss adjustment expenses (“ULAE”)
Increase (decrease) in claims and claims expense
Prior Year Reserve Estimates	(5)
Auto insurance - physical damage coverage | Claims incurred and paid from before 2014
Increase (decrease) in claims and claims expense
Prior Year Reserve Estimates	(3)
Homeowners
Increase (decrease) in claims and claims expense
Incurred claims and allocated claim adjustment expenses, net of recoverables	20,430
Prior year reserve reestimates	78
Prior Year Reserve Estimates	14
Cumulative paid claims and allocated claims adjustment expenses, net of recoverables	18,526
All outstanding liabilities before 2014, net of recoverables	140
Liabilities for claims and claim adjustment expenses, net of recoverables	2,044
Homeowners | Accident Year 2014
Increase (decrease) in claims and claims expense
Incurred claims and allocated claim adjustment expenses, net of recoverables	3,599	3,609	3,640	3,636	3,589
Prior year reserve reestimates	(10)
IBNR reserves plus expected development on reported claims	$ 52
Cumulative number of reported claims | claim	765,329
Cumulative paid claims and allocated claims adjustment expenses, net of recoverables	$ 3,547	3,524	3,472	3,356	$ 2,729
Homeowners | Accident Year 2015
Increase (decrease) in claims and claims expense
Incurred claims and allocated claim adjustment expenses, net of recoverables	3,532	3,548	3,607	3,553
Prior year reserve reestimates	(16)
IBNR reserves plus expected development on reported claims	$ 79
Cumulative number of reported claims | claim	720,955
Cumulative paid claims and allocated claims adjustment expenses, net of recoverables	$ 3,453	3,394	3,291	$ 2,583
Homeowners | Accident Year 2016
Increase (decrease) in claims and claims expense
Incurred claims and allocated claim adjustment expenses, net of recoverables	3,949	3,987	3,952
Prior year reserve reestimates	(38)
IBNR reserves plus expected development on reported claims	$ 147
Cumulative number of reported claims | claim	812,785
Cumulative paid claims and allocated claims adjustment expenses, net of recoverables	$ 3,802	3,672	$ 2,942
Homeowners | Accident Year 2017
Increase (decrease) in claims and claims expense
Incurred claims and allocated claim adjustment expenses, net of recoverables	4,611	4,469
Prior year reserve reestimates	142
IBNR reserves plus expected development on reported claims	$ 370
Cumulative number of reported claims | claim	902,301
Cumulative paid claims and allocated claims adjustment expenses, net of recoverables	$ 4,241	$ 3,222
Homeowners | Accident Year 2018
Increase (decrease) in claims and claims expense
Incurred claims and allocated claim adjustment expenses, net of recoverables	4,739
IBNR reserves plus expected development on reported claims	$ 1,256
Cumulative number of reported claims | claim	743,408
Cumulative paid claims and allocated claims adjustment expenses, net of recoverables	$ 3,483
Homeowners | Unallocated loss adjustment expenses (“ULAE”)
Increase (decrease) in claims and claims expense
Prior Year Reserve Estimates	(50)
Homeowners | Claims incurred and paid from before 2014
Increase (decrease) in claims and claims expense
Prior Year Reserve Estimates	(23)
Other personal lines
Increase (decrease) in claims and claims expense
Liabilities for claims and claim adjustment expenses, net of recoverables	1,356
Commercial lines
Increase (decrease) in claims and claims expense
Liabilities for claims and claim adjustment expenses, net of recoverables	766
Service Businesses
Increase (decrease) in claims and claims expense
Liabilities for claims and claim adjustment expenses, net of recoverables	50
Discontinued Lines and Coverages
Increase (decrease) in claims and claims expense
Liabilities for claims and claim adjustment expenses, net of recoverables	1,315
Other | Auto insurance - liability coverage
Increase (decrease) in claims and claims expense
Prior Year Reserve Estimates	(1)
Other | Auto insurance - physical damage coverage
Increase (decrease) in claims and claims expense
Prior Year Reserve Estimates	1
Other | Homeowners
Increase (decrease) in claims and claims expense
Prior Year Reserve Estimates	$ 9